Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,141,000
Previously Paid Amount	0.00
Total Fee Amount	295.67
Total Offset Amount	0.00
Net Fee	295.67
Narrative - Max Aggregate Offering Price	$ 2,141,000
Final Prospectus	true